Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of loans, by loan type
Total loans	$ 5,679,245	$ 5,199,235
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	3,107,584	2,894,779
Real estate - mortgage
Summary of loans, by loan type
Total loans	910,326	847,692
Commercial real estate: other construction and land development
Summary of loans, by loan type
Total loans	1,414,977	1,208,508
Consumer Loan
Summary of loans, by loan type
Total loans	61,137	66,414
Foreign
Summary of loans, by loan type
Total loans	$ 185,221	$ 181,842